Financial instruments: classification - Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial instruments
Liabilities	£ 731,973	£ 755,667
Financial Liabilities	731,973	755,667
Finance lease receivable	8,765	9,061
Lease liabilities
Financial instruments
Financial Liabilities	1,652	1,698
Bank deposits
Financial instruments
Financial Liabilities	14,394	20,606
Items in course of transmission to other banks	92	12
Customer deposits
Financial instruments
Financial Liabilities	467,214	431,739
Settlement balances
Financial instruments
Financial Liabilities	7,119	5,545
Trading liabilities
Financial instruments
Financial Liabilities	75,847	72,256
Derivatives
Financial instruments
Financial Liabilities	103,992	160,705
Net hedging derivative liabilities	136	130
Other financial liabilities
Financial instruments
Financial Liabilities	46,118	45,811
Subordinated liabilities
Financial instruments
Financial Liabilities	8,696	9,962
Notes in circulation
Financial instruments
Financial Liabilities	2,906	2,655
Other liabilities
Financial instruments
Financial Liabilities	5,687	6,388
Items where fair values approximates carrying value | Bank deposits
Financial instruments
Financial Liabilities	5,900	4,400
Items where fair values approximates carrying value | Customer deposits
Financial instruments
Financial Liabilities	388,100	371,700
Items where fair values approximates carrying value | Settlement balances
Financial instruments
Financial Liabilities	7,100	5,500
Items where fair values approximates carrying value | Notes in circulation
Financial instruments
Financial Liabilities	2,900	2,700
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	75,847	72,256
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	103,992	160,705
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	179,839	232,961
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	1,961	2,403
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	744	793
DFV | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	2,705	3,196
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	14,394	20,606
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	467,214	431,739
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	7,119	5,545
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	44,157	43,408
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	7,952	9,169
Amortised cost | Notes in circulation
Financial instruments
Financial Liabilities	2,906	2,655
Amortised cost | Other liabilities
Financial instruments
Financial Liabilities	1,818	1,882
Amortised cost | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	545,560	515,004
Other liabilities | Other liabilities
Financial instruments
Financial Liabilities	3,869	4,506
Other liabilities | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	£ 3,869	£ 4,506